Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Federal statutory rate	21.00%	21.00%	21.00%
Tax at statutory rate	$ 1,442	$ 1,533	$ 2,135
State income tax, at statutory rates, net of federal tax benefit	322	305	439
Tax credits and benefits, net of related expenses	(272)	(273)	(331)
Tax-exempt income	(142)	(121)	(114)
Revaluation of tax related assets and liabilities	15	(79)	0
Nondeductible legal and regulatory expenses	76	37	24
Other items	(34)	61	28
Total income tax provision	$ 1,407	1,463	$ 2,181
MUB
Business Acquisition [Line Items]
Revaluation of tax related assets and liabilities		$ (79)